Commitments and Contingencies - Rent Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Gross rent expense	$ 173	$ 181	$ 195
Less: Sublease rent income	0	(3)	(3)
Net rent expense	$ 173	$ 178	$ 192